Accounts Receivable Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 2,958	$ 2,887
Less: allowance for doubtful accounts	(158)	(1,250)
Accounts receivable, net	$ 2,800	$ 1,637